General	12 Months Ended
Dec. 31, 2023
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

Background

Alarum Technologies Ltd. (“Alarum”, and collectively referred to with its wholly-owned subsidiaries as the “Company”) is a global provider of internet access and web data collection solutions.

The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and as of August 17, 2018, the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market (“Nasdaq”).

The Company currently operates in two segments. The segments include enterprise internet access solutions and consumer internet access solutions. For further information regarding the sale of the Company’s enterprise cybersecurity segment, which is presented in these consolidated financial statements as discontinued operations, see Note 15.

The Company’s enterprise internet access solutions are provided through the Company’s wholly owned subsidiary NetNut Ltd. (“NetNut”) and enable customers to collect data anonymously at any scale from any public sources over the web using a unique hybrid network. The Company’s consumer internet access solutions are provided through the Company’s wholly-owned subsidiary CyberKick Ltd. (“CyberKick”), and provide a wide security blanket against ransomware, viruses, phishing, and other online threats as well as a powerful, secured and encrypted connection, masking the customers online activity and keeping them safe from hackers. For further information regarding the scale down of the Company’s consumer internet access segment, see Note 6.

The Company has suffered recurring losses from operations as well as cash outflows from operating activities in recent years. However, since the beginning of 2023, the Company started to generate cash flows and is currently funding its operations primarily through cash generated from operating activities. Accordingly, cash and cash equivalents as of December 31, 2023 were $10,872 thousand and cash provided by operating activities was $4,727 thousand for the year ended December 31, 2023. Based on the Company’s cash position and the improvement of its cash flows from operations, the Company believes that it has sufficient resources to fund its operations for at least the next twelve months from the date on which the consolidated financial statements are authorized for issue.

War in Israel

In October 2023, Israel was attacked by the Hamas terrorist organization and entered a state of war. To date, there is no material adverse impact on Company’s operations and financial results as a result of this war. However, at this time, it is not possible to predict the intensity or duration of the war, nor can the Company predict how this war will ultimately affect Israel’s economy in general. The Company continues to monitor the situation closely and examine the potential disruptions that could adversely affect its operations.